As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No.333-173235

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __      ☐
Post-Effective Amendment No. 1      ☒
(Check appropriate box or boxes)

BLACKROCK SERIES, INC.
(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762
(Area Code and Telephone Number)

John Perlowski
President and Chief Executive Officer
55 East 52nd Street, New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Ben Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

Title of securities being registered: shares of Common Stock, par value $0.0001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 20, 2011.

PART C
OTHER INFORMATION

Item 15. Indemnification

     Reference is made to Article V of the Registrant’s Articles of Incorporation, Article IV of the Registrant’s By-Laws and Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

     Article IV of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or the vote of a majority of a quorum of non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article IV of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article IV of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of such Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses

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incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	(a)	—	Fourth Articles of Amendment and Restatement of Corporation.(d)

	(b)	—	Articles of Amendment dated April 12, 2002.(e)

	(c)	—	Articles Supplementary.(h)

	(d)	—	Articles Supplementary.(a)

	(e)	—	Articles of Amendment.(i)

(2)		—	Amended and Restated By-Laws of the Registrant, effective as of December 3, 2008.(l)

(3)		—	None.

(4)		—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Proxy Statement/Prospectus.

(5)		—	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above

(6)		—	Not Applicable.

(7)		—	Form of Unified Distribution Agreement between the Registrant and BlackRock Investments, Inc. (“BII”).(k)

(8)		—	None.

(9)		—	Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co.(g)

(10)	(a)	—	Investor A Shares Distribution Plan.(k)

	(b)	—	Investor B Shares Distribution Plan.(k)

	(c)	—	Investor C Shares Distribution Plan.(k)

	(d)	—	Plan pursuant to Rule 18f-3.(b)

(11)		—	Opinion of Miles & Stockbridge P.C., Maryland counsel for Registrant.(m)

(12)		—	Opinion of Willkie Farr & Gallagher, LLP, special tax counsel.*

(13)	(a)	—	Administration Agreement between the Registrant and BlackRock Advisors, LLC.(i)

	(b)	—	Form of Unified Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc.(c)

	(c)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(f)

	(d)	—	Form of Shareholders’ Administrative Services Agreement between the Registrant and BlackRock Advisors, LLC.(j)

(14)		—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock International Value Fund and the BlackRock International Fund.(n)
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(15)		—	None.

(16)		—	Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173235), filed on April 1, 2011.

17	(a)	—	Form of Proxy Card.(o)

	(b)	—	Prospectus and Statement of Additional Information of the BlackRock International Value Fund, each dated October 28, 2010 (incorporated by reference to Post-Effective Amendment No. 45 to the Registration on Form N-1A (File No. 811-04182), filed on October 28, 2010).

	(c)	—	Prospectus and Statement of Additional Information of the BlackRock International Fund, each dated February 28, 2011 (incorporated by reference to Post-Effective Amendment No. 17 to the Registration of BlackRock Series, Inc. on Form N-1A (File No. 333-56203), filed on February 28, 2011).

	(e)	—	Annual Report to Shareholders of the BlackRock International Value Fund for the year ended June 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on September 3, 2010).

	(f)	—	Annual Report to Shareholders of the BlackRock International Fund for the year ended October 31, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on January 6, 2011).

	(g)	—	Semi-Annual Report to Shareholders of the BlackRock International Value Fund for the period ended December 31, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on March 8, 2011.

	(h)	—	Semi-Annual Report to Shareholders of the BlackRock International Fund for the year ended April 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on July 8, 2010.

*	Filed herewith.

(a)	Filed on September 13, 2007, as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-56203) (the “Registration Statement”).

(b)	Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of BlackRock Bond Fund, Inc. (formerly Merrill Lynch Bond Fund, Inc.) (File No. 2-62329), filed on July 21, 2006.

(c)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452), filed on April 23, 2007.

(d)	Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Mercury Pan-European Growth Fund of Mercury Funds, Inc. (File No. 333-56205), filed on September 7, 2001.

(e)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Mercury Pan-European Growth Fund of Mercury Funds, Inc. (File No. 333-56205), filed on September 13, 2002.
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(f)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Growth Fund, Inc. (formerly Merrill Lynch Focus Twenty Fund, Inc.) (File No. 333-89775), filed on March 20, 2001.

(g)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series LLC (formerly Master Large Cap Series Trust) (File No. 811-09739), filed on January 30, 2002.

(h)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. (File No. 333-85731), filed on September 15, 2005.

(i)	Filed on September 27, 2007, as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement.

(j)	Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of BlackRock Latin America Fund, Inc. (File No. 33-41622), filed on March 28, 2008.

(k)	Incorporated by reference to Exhibits 13(a), (b) and (c) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Global Emerging Markets Fund, Inc. (File No. 33- 28248), filed on October 28, 2008.

(l)	Filed on March 2, 2009, as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement.

(m)	Incorporated by reference to Exhibit 11 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173237), filed on April 1, 2011.

(n)	Incorporated by reference to Exhibit 14 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173237), filed on April 1, 2011.

(o)	Incorporated by reference to Exhibit 17(a) to the Registrant’s Registration Statement on Form N-14 (File No. 333-173237), filed on April 1, 2011.

Item 17. Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

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     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on June 21st, 2012.

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski, (President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	June 21, 2012
	(John M. Perlowski)	(Principal Executive Officer)
	/s/ NEAL J. ANDREWS	Chief Financial Officer	June 21, 2012
	(Neal J. Andrews)	(Principal Financial and Accounting Officer)
	/s/ PAUL L. AUDET	Director	June 21, 2012
(Paul L. Audet)
	DAVID O. BEIM*	Director
(David O. Beim)
	RONALD W. FORBES*	Director
(Ronald W. Forbes)
	DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)
	RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)
	HERBERT I. LONDON*	Director
(Herbert I. London)
	CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)
	JOSEPH P. PLATT*	Director
(Joseph P. Platt)
	ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)
	TOBY ROSENBLATT*	Director
(Toby Rosenblatt)
	KENNETH L. URISH*	Director
(Kenneth L. Urish)
	FREDERICK W. WINTER*	Director
(Frederick W. Winter)
	HENRY GABBAY*	Director
(Henry Gabbay)
*By:	/s/ BEN ARCHIBALD		June 21, 2012
(Ben Archibald, Attorney-In-Fact)
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SIGNATURES

     BlackRock Master LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on June 21st, 2012.

BLACKROCK MASTER LLC

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski, (President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc., has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	June 21, 2012
	(John M. Perlowski)	(Principal Executive Officer)
	/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	June 21, 2012
	(Neal J. Andrews)	Financial and Accounting Officer)
	/s/ PAUL L. AUDET	Director	June 21, 2012
(Paul L. Audet)
	DAVID O. BEIM*	Director
(David O. Beim)
	RONALD W. FORBES*	Director
(Ronald W. Forbes)
	DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)
	RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)
	HERBERT I. LONDON*	Director
(Herbert I. London)
	CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)
	JOSEPH P. PLATT*	Director
(Joseph P. Platt)
	ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)
	TOBY ROSENBLATT*	Director
(Toby Rosenblatt)
	KENNETH L. URISH*	Director
(Kenneth L. Urish)
	FREDERICK W. WINTER*	Director
(Frederick W. Winter)
	HENRY GABBAY*	Director
(Henry Gabbay)
*By:	/s/ BEN ARCHIBALD		June 21, 2012
(Ben Archibald, Attorney-In-Fact)

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EXHIBIT INDEX

Exhibit No.		Description
12	—	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders.